Earnings Per Share	12 Months Ended
Sep. 25, 2015
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
The reconciliations between basic and diluted earnings per share attributable to Tyco ordinary shareholders for the years ended September 25, 2015, September 26, 2014 and September 27, 2013 are as follows (in millions, except per share data):

	For the Years Ended
	September 25, 2015			September 26, 2014			September 27, 2013
	Income	Shares	Per Share Amount	Income	Shares	Per Share Amount	Income	Shares	Per Share Amount
Basic earnings per share attributable to Tyco ordinary shareholders:
Income from continuing operations	$617	421	$1.47	$797	455	$1.75	$446	465	$0.96
Share options and restricted share awards		6			8			7
Diluted earnings per share attributable to Tyco ordinary shareholders:
Income from continuing operations attributable to Tyco ordinary shareholders, giving effect to dilutive adjustments	$617	427	$1.44	$797	463	$1.72	$446	472	$0.94

The computation of diluted earnings per share for the years ended September 25, 2015, September 26, 2014 and September 27, 2013 excludes the effect of the potential exercise of share options to purchase approximately 3 million, 2 million, and 4 million shares, respectively, and excludes restricted share awards of 1 million, 2 million, and 1 million shares, respectively, because the effect would be anti-dilutive.